Cash and Cash Equivalents (Details Narrative) - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Oct. 29, 2021
Cash and Cash Equivalents [Abstract]
Cash	$ 357,478	$ 595,536	$ 877,099	$ 764,101
Cash equivalent	$ 0	$ 0